Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2012
Registrant Name	JOHN HANCOCK SOVEREIGN BOND FUND
Central Index Key	0000045288
Amendment Flag	false
Document Creation Date	Mar 21, 2013
Document Effective Date	Mar 21, 2013
Prospectus Date	Oct 1, 2012

John Hancock Bond Fund (the "fund")
Supplement dated 3-21-2013 to the current Prospectuses
In the "Fund summary – Principal investment strategies" section, the first paragraph is amended and restated, as follows:
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures, as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of its net assets in debt securities that are rated, at the time of acquisition, below investment-grade (i.e., "junk bonds"), as low as CC by Standard & Poor's Ratings Services (S&P) or Ca by Moody's Investors Service, Inc. (Moody's), or in unrated securities determined by the fund's investment adviser or subadviser to be of comparable credit quality. There is no limit on the fund's average maturity.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK SOVEREIGN BOND FUND
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Supplement [Text Block]	jhsbf1_SupplementTextBlock
John Hancock Bond Fund (the "fund")
Supplement dated 3-21-2013 to the current Prospectuses
In the "Fund summary – Principal investment strategies" section, the first paragraph is amended and restated, as follows:
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures, as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of its net assets in debt securities that are rated, at the time of acquisition, below investment-grade (i.e., "junk bonds"), as low as CC by Standard & Poor's Ratings Services (S&P) or Ca by Moody's Investors Service, Inc. (Moody's), or in unrated securities determined by the fund's investment adviser or subadviser to be of comparable credit quality. There is no limit on the fund's average maturity.

John Hancock Bond Fund | Prospectus Class A, B, C, I, R6 and R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhsbf1_SupplementTextBlock
John Hancock Bond Fund (the "fund")
Supplement dated 3-21-2013 to the current Prospectuses
In the "Fund summary – Principal investment strategies" section, the first paragraph is amended and restated, as follows:
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures, as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of its net assets in debt securities that are rated, at the time of acquisition, below investment-grade (i.e., "junk bonds"), as low as CC by Standard & Poor's Ratings Services (S&P) or Ca by Moody's Investors Service, Inc. (Moody's), or in unrated securities determined by the fund's investment adviser or subadviser to be of comparable credit quality. There is no limit on the fund's average maturity.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK SOVEREIGN BOND FUND
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Document Creation Date	dei_DocumentCreationDate	Mar 21, 2013